Credit Facilities and Lease Obligations - Borrowings Under Credit Facilities and Lease Obligations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	$ 0
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties					$ 112,000,000.0
Borrowings and lease liabilities		585,900,000	698,700,000
Current portion of borrowings under Credit Facility and lease obligations		99,800,000	139,600,000
Long-term portion of borrowings under Credit Facility and lease obligations		486,100,000	559,100,000
Accelerated amortization of unamortized deferred financing costs		0	2,000,000.0	$ 1,200,000
Current lease liabilities		32,200,000	28,400,000
Non-current lease liabilities		90,500,000	87,700,000
Borrowings		0	0
Lease obligations recognized at January 1, 2019 under IFRS 16					$ 112,000,000.0
Borrowings And Lease Liabilities		585,900,000	698,700,000
Current portion of borrowings under credit facility & lease obligations		99,800,000	139,600,000
Long-term portion of borrowings under credit facility & lease obligations		486,100,000	559,100,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		470,400,000	592,300,000
Accelerated amortization of unamortized deferred financing costs	$ 1,200,000
Borrowings		470,400,000	592,300,000
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Borrowings		0	0
Revolver | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings		300,000	1,100,000	3,100,000
Borrowings		300,000	1,100,000	3,100,000
Revolver | Aggregate Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Borrowings		4,500,000
Borrowings		4,500,000
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		470,400,000	592,300,000
Borrowings		470,400,000	592,300,000
Term Loans | Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(7,200,000)	(9,700,000)
Borrowings		(7,200,000)	(9,700,000)
Term Loans | Debt issuance costs, gross
Disclosure of detailed information about borrowings [line items]
Borrowings		0	1,600,000	10,300,000
Borrowings		0	1,600,000	$ 10,300,000
Term Loans | Aggregate Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Borrowings		11,900,000
Borrowings		11,900,000
Lease Obligations
Disclosure of detailed information about borrowings [line items]
Lease obligations, comprised of lease obligations under IFRS 16 and lease obligations financed through third parties		122,700,000	116,100,000
Lease obligations recognized at January 1, 2019 under IFRS 16		122,700,000	116,100,000
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		295,400,000	344,800,000
Borrowings		295,400,000	344,800,000
New Term Loans, November
Disclosure of detailed information about borrowings [line items]
Borrowings		175,000,000.0	247,500,000
Borrowings		$ 175,000,000.0	$ 247,500,000